Annual Operating Expenses - FidelitySustainableTargetDateFunds-ComboClassK6Pro - FidelitySustainableTargetDateFunds-ComboClassK6Pro - Fidelity Sustainable Target Date Income Fund - Fidelity Sustainable Target Date Income Fund - Class K6
	May 30, 2024
Operating Expenses:
Management fee	0.21%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.21%	[1]

[1]	AAdjusted to reflect current fees.